Notes Payable (Additional Information) (Details) - USD ($)		6 Months Ended
	Apr. 27, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Accrued interest		$ 11,333		$ 2,227,500	$ 1,962,983
Gain on extinguishment of debt		815,250
Notes Payable [Member]
Debt Instrument [Line Items]
Total outstanding obligation	$ 5,315,250
Original principal amount	3,000,000
Accrued interest	2,315,250
Cash payment	3,500,000
Other debt payment	$ 1,000,000
Promissory note maturity	Apr. 23, 2027
Promissory gain on extinguishment of debt		1,000,000
Gain on extinguishment of debt		$ 815,250